Income Taxes - Reconciliation of Statutory Tax Rates and Effective Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income tax computed at federal statutory tax rate	(21.00%)	21.00%
State taxes, net of federal benefit	(12.70%)	4.50%
State credit expiration	3.10%	0.00%
Equity compensation	1.20%	5.90%
Partnership expenses	0.90%	1.90%
Permanent differences	0.00%	(0.50%)
Audit settlement	(3.70%)	(0.50%)
Valuation allowance	51.20%	102.00%
Effective tax rate	(5.00%)	61.70%
State
Research credits	(3.70%)	(6.30%)
Federal
Research credits	(20.30%)	(66.30%)